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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9537
Colonial California Insured Municipal Fund
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	11/30/05

Date of reporting period:	02/28/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

February 28, 2005 (Unaudited)	Colonial California Insured Municipal Fund

		Par ($)	Value ($)*

Municipal Bonds – 155.2%

EDUCATION – 5.7%

CA Educational Facilities Authority
	Pooled College and University,
	Series 2000 B,

	6.625% 06/01/20	250,000	275,205

CA State Community College Financing Authority
	West Valley Mission Community College,
	Series 1997,
	Insured: MBIA

	5.625% 05/01/22	2,000,000	2,148,780

	EDUCATION TOTAL		2,423,985

HEALTH CARE – 4.5%

Continuing Care Retirement – 0.7%

CA Statewide Community Development Authority
	Eskaton Village - Grass Valley,
	Series 2000,

	8.250% 11/15/31(a)	250,000	275,893

	Continuing Care Retirement Total		275,893

Hospitals – 3.8%

CA State Health Facilities Financing Authority
	Cedars-Sinai Medical Center,
	Series 1999 A,

	6.125% 12/01/30	250,000	270,682

CA Statewide Community Development Authority Revenue
	Daughters Of Charity Health,
	Series 2005 A,

	5.250% 07/01/30(b)	500,000	513,420

CA Statewide Community Development Authority
	Catholic Healthcare West,
	Series 1999,

	6.500% 07/01/20	500,000	556,580

CA Whittier Health Facility
	Presbyterian Intercommunity Hospital,
	Series 2002,

	5.750% 06/01/31	250,000	265,153

	Hospitals Total		1,605,835

	HEALTH CARE TOTAL		1,881,728

HOUSING – 5.6%

Assisted Living/Senior – 5.1%

CA ABAG Finance Authority for Nonprofit Corps.
	Odd Fellows Home,
	Series 1999,
	Insured: MBIA

		Par ($)	Value ($)*

Municipal Bonds – (continued)

HOUSING – (continued)

Assisted Living/Senior – (continued)

	6.000% 08/15/24	2,000,000	2,168,700

	Assisted Living/Senior Total		2,168,700

Single Family – 0.5%

CA State Rural Home Mortgage Finance Authority
	Series 1998 A, AMT,
	Guarantor: FNMA

	6.350% 12/01/29	105,000	105,899
	Series 1998 B-5, AMT,
	Guarantor: FNMA

	6.350% 12/01/29	80,000	80,496

	Single Family Total		186,395

	HOUSING TOTAL		2,355,095

OTHER – 4.7%

Refunded/Escrowed(c) – 4.7%

CA Los Angeles Department of Water & Power
	Series 1999,
	Insured: FGIC

	6.100% 10/15/39	750,000	860,355

CA Oakland
	Harrison Foundation,
	Series 1999 A,
	Insured: AMBAC

	6.000% 01/01/29	1,000,000	1,137,110

	Refunded/Escrowed Total		1,997,465

	OTHER TOTAL		1,997,465

RESOURCE RECOVERY – 5.8%

Disposal – 5.8%

CA Sacramento City Financing Authority
	Series 1999,
	Insured: AMBAC

	5.875% 12/01/29	1,250,000	1,407,850

CA Salinas Valley Solid Waste Authority
	Series 2002, AMT,
	Insured: AMBAC

	5.125% 08/01/22	500,000	522,635

CA Sunnyvale Solid Waste Authority
	Series 2003, AMT,
	Insured: AMBAC

	4.500% 10/01/08	500,000	523,260

	Disposal Total		2,453,745

	RESOURCE RECOVERY TOTAL		2,453,745

TAX-BACKED – 83.9%

Local Appropriated – 15.3%

CA Los Angeles County Schools

		Par ($)	Value ($)*

Municipal Bonds – (continued)

TAX-BACKED – (continued)

Local Appropriated – (continued)

	Series 1999 A,:
	Insured: AMBAC

	(d) 08/01/18	2,020,000	1,082,659

	(d) 08/01/23	2,220,000	879,342

CA Pacifica
	Series 1999,
	Insured: AMBAC

	5.875% 11/01/29	1,500,000	1,682,685

CA San Bernardino County
	Medical Center Financing Project,
	Series 1994,
	Insured: MBIA

	5.500% 08/01/17	2,500,000	2,812,925

	Local Appropriated Total		6,457,611

Local General Obligations – 25.3%

CA Brea-Olinda Unified School District
	Series 1999 A,
	Insured: FGIC

	5.600% 08/01/20	1,000,000	1,109,060

CA Inglewood Unified School District
	Series 1999 A,
	Insured: FGIC

	5.600% 10/01/24	1,185,000	1,307,742

CA Los Angeles Unified School District
	Series 2002,
	Insured: MBIA

	5.750% 07/01/16	500,000	588,120

CA Newhall School District
	Series 2004,
	Insured: FGIC

	5.000% 05/01/20	500,000	552,830

CA Pomona Unified School District
	Series 2000 A,
	Insured: MBIA

	6.550% 08/01/29	1,000,000	1,307,220

CA San Diego Unified School District
	Election of 1998,
	Series 2000 B,
	Insured: MBIA

	6.000% 07/01/19	1,000,000	1,212,940

CA Temecula Valley Unified School District
	Series 2004,
	Insured: FSA

	5.000% 08/01/20	500,000	553,470

CA Union Elementary School District
	Series 1999 A,
	Insured: FGIC

	(d) 09/01/18	1,630,000	882,987

CA Upland Unified School District
	Series 2001,
	Insured: FSA

		Par ($)	Value ($)*

Municipal Bonds – (continued)

TAX-BACKED – (continued)

Local General Obligations – (continued)

	5.125% 08/01/25	250,000	266,568

CA Vallejo City Unified School District
	Series 2002 A:
	Insured: MBIA

	5.900% 02/01/21	500,000	601,860

	5.900% 08/01/25	500,000	596,045

CA West Contra Costa Unified School District
	Series 2001 A,
	Insured: MBIA

	5.700% 02/01/23	500,000	593,085

CA West Covina Unified School District
	Series 2002 A,
	Insured: MBIA

	5.800% 02/01/21	500,000	597,370

CA Yuba City Unified School District
	Series 2000,
	Insured: FGIC

	(d) 09/01/18	1,000,000	541,710

	Local General Obligations Total		10,711,007

Special Non-Property Tax – 11.2%

CA San Francisco City & County Hotel Tax Agency
	Series 1994,
	Insured: FSA

	6.750% 07/01/25	1,000,000	1,023,620

CA State Economic Recovery
	Series 2004 A, AMT,
	Insured: FGIC

	5.250% 07/01/14	1,000,000	1,122,270

PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Y:

	5.500% 07/01/36	500,000	551,865
	Insured: FSA

	5.500% 07/01/36	1,000,000	1,128,140
	Series 2002 E,
	Insured: FSA

	5.500% 07/01/21	250,000	293,008

VI Virgin Islands Public Finance Authority
	Series 1999,

	6.500% 10/01/24	550,000	631,004

	Special Non-Property Tax Total		4,749,907

Special Property Tax – 16.9%

CA Carson Redevelopment Agency
	Redevelopment Project Area-1,
	Series 2003 B,
	Insured: MBIA

	5.250% 10/01/20	500,000	545,200

		Par ($)	Value ($)*

Municipal Bonds – (continued)

TAX-BACKED – (continued)

Special Property Tax – (continued)

CA Fontana Public Finance Authority
	Tax Allocation Revenue,
	North Fontana Redevelopment,
	Series 2005 A,
	Insured: AMBAC

	5.000% 10/01/29	1,000,000	1,042,570

CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001,

	6.450% 09/01/31	100,000	104,447

CA Huntington Park Public Financing Authority Revenue
	Series 2004,
	Insured: FSA

	5.250% 09/01/19	1,000,000	1,111,780

CA Lancaster Financing Authority
	Redevelopment Project No. 5 & 6,
	Series 2003,
	Insured: MBIA

	5.250% 02/01/20	1,075,000	1,211,955

CA Oceanside Community Development Commissions
	Downtown Redevelopment Project,
	Series 2003,

	5.700% 09/01/25	500,000	518,055

CA Orange County Community Facilities District
	Ladera Ranch:
	Series 1999 A,

	6.700% 08/15/29	200,000	232,470
	Series 2004 A,

	5.625% 08/15/34	150,000	154,620

CA Palmdale Elementary School District
	Community Facilities District No. 90-1,
	Series 1999,
	Insured: FSA

	5.800% 08/01/29	1,500,000	1,662,750

CA Ridgecrest Civic Center
	Series 1999,

	6.250% 06/30/26	500,000	538,840

	Special Property Tax Total		7,122,687

State Appropriated – 7.9%

CA State Public Works Board
	Department of Health Services,
	Series 1999 A,
	Insured: MBIA

	5.750% 11/01/24(e)	2,500,000	2,774,325
	Department of Mental Health Services,
	Coalinga State Hospital,
	Series 2004 A,

		Par ($)	Value ($)*

Municipal Bonds – (continued)

TAX-BACKED – (continued)

State Appropriated – (continued)

	5.500% 06/01/19	500,000	556,295

	State Appropriated Total		3,330,620

State General Obligations – 7.3%

CA State
	Series 2002,
	Insured: AMBAC

	6.000% 02/01/17	1,000,000	1,197,650
	Series 2003,

	5.250% 02/01/20	500,000	554,240
	Series 2004,

	5.000% 02/01/22	1,000,000	1,049,890

PR Commonwealth of Puerto Rico
	Series 2004 A,
	Insured: FSA

	5.000% 07/01/31	250,000	272,560

	State General Obligations Total		3,074,340

	TAX-BACKED TOTAL		35,446,172

TRANSPORTATION – 3.9%

Airports – 2.6%

CA Port of Oakland
	Series 2002 K, AMT,
	Insured: FGIC

	5.750% 11/01/29	1,000,000	1,089,300

		Airports Total	1,089,300

Ports – 0.7%

CA Port of Oakland
	Series 2002 L, AMT,
	Insured: FGIC

	5.500% 11/01/20	250,000	274,327

		Ports Total	274,327

Transportation – 0.6%

CA San Francisco Bay Area Rapid Transit District
	Series 1999,
	Insured: FGIC

	5.500% 07/01/34	250,000	271,168

	Transportation Total		271,168

	TRANSPORTATION TOTAL		1,634,795

UTILITIES – 41.1%

Independent Power Producers – 0.6%

PR Commonwealth of Puerto Rico
	Industrial, Educational, Medical & Environmental Cogeneration Facilities,
	AES Project,
	Series 2000, AMT,

		Par ($)	Value ($)*
Municipal Bonds – (continued)

UTILITIES – (continued)

Independent Power Producers – (continued)
	6.625% 06/01/26	250,000	270,220

		Independent Power Producers Total	270,220

Investor Owned – 7.8%

CA State Pollution Control Financing Authority
	Pacific Gas & Electric Co.,
	Series 1996 A, AMT,
	Insured MBIA

	5.350% 12/01/16	1,000,000	1,079,430

	San Diego Gas & Electric Co.,
	Series 1991 A, AMT,

	6.800% 06/01/15	500,000	590,545

	Southern California Edison Co.,
	Series 1999 B,
	Insured: MBIA

	5.450% 09/01/29	1,500,000	1,612,035

		Investor Owned Total	3,282,010

Municipal Electric – 10.2%

CA Los Angeles Department of Water & Power Waterworks
	Series 2004 C,
	Insured: MBIA

	5.000% 07/01/22	1,000,000	1,062,830

CA State Water Resources Authority
	Series 2002 A,
	Insured: AMBAC

	5.500% 05/01/14	500,000	566,955

PR Electric Power Authority
	Series 1997 AA,
	Insured: MBIA

	5.375% 07/01/27	2,500,000	2,655,850

		Municipal Electric Total	4,285,635

Water & Sewer – 22.5%

CA Culver City
	Series 1999 A,
	Insured: FGIC

	5.700% 09/01/29	1,500,000	1,668,840

CA El Dorado Irrigation District
	Series 2004 A,
	Insured: FGIC

	5.000% 03/01/21	1,000,000	1,060,260

CA Elsinore Valley Municipal Water District
	Series 2002,
	Insured: FGIC

	5.375% 07/01/18	1,160,000	1,318,444

CA Pico Rivera Water Authority
	Series 1999 A,
	Insured: MBIA

	5.500% 05/01/29	2,000,000	2,259,900

		Par ($)	Value ($)*
Municipal Bonds – (continued)

UTILITIES – (continued)

Water & Sewer – (continued)

CA Placer County Water Agency
	Series 1999,
	Insured: AMBAC

	5.500% 07/01/29	1,000,000	1,082,150

CA Pomona Public Financing Authority
	Series 1999 AC,
	Insured FGIC

	5.500% 05/01/29	1,000,000	1,082,010

CA Westlands Water District Revenue
	Certificates Participation,
	Series 2005 A,
	Insured: MBIA

	5.000% 09/01/30	1,000,000	1,039,930

		Water & Sewer Total	9,511,534

		TOTAL UTILITIES	17,349,399

	Total Municipal Bonds (cost of $59,429,813)		65,542,384

Short-Term Obligations – 2.6%

VARIABLE RATE DEMAND NOTES(f) – 2.6%

CA State Department Water Resources
	Power Supply Revenue,
	Series 2002 B-2,
	LOC: BNP Paribas,

	1.750% 05/01/22	100,000	100,000

CA Tulare Local Health Care District
	Health Facilities Revenue,
	Series 2002,
	LOC: U.S. Bank N.A.,

	1.720% 12/01/32	200,000	200,000

FL Alachua Health Facilities Authority
	Oak Hammock University Project,
	Series 2002 A,
	LOC: BNP Paribas,

	1.750% 10/01/32	100,000	100,000

FL Collier County Health Facilities Authority Hospital Revenue
	Cleveland Clinic Health,
	Series 2003 C-1,
	LOC: JPMorgan Chase Bank,

	1.740% 01/01/35	100,000	100,000

IN Health Facility Financing Authority Revenue
	Golden Years Homestead, Inc.,
	Series 2002 A,
	LOC: Wells Fargo N.A.,

	1.870% 06/01/25	100,000	100,000

MS Jackson County Pollution Control Revenue
	Chevron U.S.A., Inc. Project,
	Series 1992,

		Par ($)	Value ($)*
Short-Term Obligations – (continued)

VARIABLE RATE DEMAND NOTES – (continued)

	1.780% 12/01/16	500,000	500,000

	VARIABLE RATE DEMAND NOTES TOTAL		1,100,000

	Total Short-Term Obligations (cost of $1,100,000)		1,100,000

	Total Investments – 157.8% (cost of $60,529,813)(g)(h)		66,642,384

	Auction Preferred Shares plus cumulative unpaid distributions - (57.9)%		(24,454,879)

	Other Assets & Liabilities, Net – 0.1%		36,148

	Net Assets Applicable to Common Shareholders – 100.0%		42,223,653

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted securities and investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At February 28, 2005, the value of this security represents 0.7% of net assets.

	Security	Acquisition Date	Acquisition Cost

	CA Statewide Community Development Authority, Eskaton Village – Grass Valley, Series 2000, 8.250% 11/15/31	09/08/00	$250,000

(b)	Security purchased on a delayed delivery basis.

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)	Zero coupon bond.

(e)	A portion of the security with a market value of $2,041,903 is pledged as collateral for open futures contracts.

(f)

Variable rate demand note. This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks. The interest rate changes periodically and the interest rate shown reflects the rate as of February 28, 2005.

(g)	Cost for federal income tax purposes is $60,462,542.

(h)	Unrealized appreciation and depreciation at February 28, 2005 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$6,204,256	$(24,414)	$6,179,842

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.

At February 28, 2005, the Fund held the following open short futures contracts:

Type	Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Notes	116	$12,861,500	$12,824,516	Mar-2005	$(36,984)

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial California Insured Municipal Fund

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 27, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 27, 2005